Right-of-Use Assets	6 Months Ended
Jun. 30, 2025
Right-of-Use Assets [Abstract]
Right-of-use Assets
10.	Right-of-use Assets

On January 1, 2025, the Company entered into a lease agreement for an office space with a monthly lease payment of $12,000 over a period of two years. The right-of-use assets recognized was measured at an amount equal to the recognized lease liabilities (note 13).

The details of the right-of-use assets recognized as at June 30, 2025 are as follows:

Office lease
Balance, December 31, 2023	$121,982
Amortization	(118,049)
Movement in exchange rates	(3,933)
Balance, December 31, 2024	–
Additions	272,274
Amortization	(69,466)
Movement in exchange rates	1,398
Balance, June 30, 2025	$204,206

During the six months ended June 30, 2025, the Company recorded amortization on its right-of-use assets of $69,466 (2024 – $102,051).